Form N-1A Cover	Oct. 05, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Document Creation Date	Oct. 06, 2026
Document Effective Date	Oct. 06, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Prospectus Date	Feb. 28, 2026